Schedule of share-based model inputs (Details) - £ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Payments
Weighted average share price		£ 2.16	£ 3.85
Expected volatility	75.00%	75.00%	70.00%
Risk free interest rate		0.01%	0.50%
Expected option life		1 year	2 years
Dividend yield		0.00%	0.00%
IfrsStatementLineItems [Line Items]
Weighted average share price		£ 2.16	£ 3.85
Expected volatility	75.00%	75.00%	70.00%
Risk free interest rate		0.01%	0.50%
Expected option life		1 year	2 years
Dividend yield		0.00%	0.00%
Consultancy Business [Member]
Share-based Payments
Weighted average share price		£ 4.16
Expected volatility		70.00%
Risk free interest rate		0.30%
Expected option life		1 year 3 months 29 days
Dividend yield		0.00%
IfrsStatementLineItems [Line Items]
Weighted average share price		£ 4.16
Expected volatility		70.00%
Risk free interest rate		0.30%
Expected option life		1 year 3 months 29 days
Dividend yield		0.00%